GE LIFESTYLE FUNDS

(GE Allocation Funds)

Supplement Dated March 14, 2008

To Prospectus Dated January 29, 2008

Effective on or about March 17, 2008, the GE LifeStyle Funds Prospectus (GE Allocation Funds) dated January 29, 2008 (the “Prospectus”) is amended as follows:

1. The section entitled “Fund Expenses - Annual Fund Operating Expenses” located on page 10 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees

No sales charge (load) is imposed on purchases of shares (or reinvested dividends), nor is a contingent deferred sales charge imposed upon redemption of shares. The Funds also do not impose a redemption fee or an exchange fee.

The following table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Annual fund operating expenses are paid from a Fund’s assets and are reflected in the Fund’s share price and dividends. The figures below show actual “Management Fees” and “Other Expenses” incurred by each Fund during the fiscal period ended September 30, 2007, and estimated “Acquired Fund Fees and Expenses.”

Annual Fund Operating Expenses

(as a percentage of average net assets)	GE Conservative Strategy Fund	GE Moderate Strategy Fund	GE Aggressive Strategy Fund
Management Fees[1]	0.20%	0.20%	0.20%

Distribution and Service (12b-1) Fees	None	None	None

Other Expenses[2]	0.11%	0.07%	0.02%

Acquired Fund Fees and Expenses[3]	0.63%	0.68%	0.74%

Total Annual Fund Operating Expenses	0.94%	0.95%	0.96%

Expenses Reimbursed or Waived by the Adviser[4]	0.12%	0.08%	0.02%

Net Annual Fund Operating Expenses[5]	0.82%	0.87%	0.94%

[1]

The nature of the services provided to, and the advisory and administration fees paid by, each Fund is further described under “How the Funds are Managed — About the Investment Adviser and Administrator.”

[2]

“Other Expenses” include costs beyond those borne by GE Asset Management pursuant to each Fund’s Investment Advisory and Administration Agreement. These other expenses, which are not included in the management fees, include: fees and expenses associated with the Funds’ independent trustees (including counsel fees), transfer agency fees, interest, taxes, and any extraordinary expenses.

[3]

The Acquired Fund Fees and Expenses figures for each GE Allocation Fund have been restated from the fiscal year ended September 30, 2007 to reflect current estimated fees and are based upon a 12-month average of the market values of the individual investments in the underlying GE Funds and upon the total operating expenses of those underlying GE Funds without taking into consideration the current contractual fee waivers or expense limitations for the underlying GE Funds. The total operating expenses of the underlying GE Funds include fees and expenses associated with their investments in investment companies, including ETFs and the GE Funds – GE Money Market Fund (the “GE Money Market Fund”), which serves as the cash sweep vehicle for each underlying GE Fund effective on or about March 17, 2008. The Acquired Fund Fees and Expenses also include fees and expenses associated with each GE Allocation Fund’s direct investments of its cash positions in the GE Money Market Fund as of March 17, 2008. The amounts shown in the table above have also been restated to reflect estimated fees anticipated to be incurred in connection with each Fund’s investment in the GE Money Market Fund and are based on each Fund’s average monthly cash positions during the most recent fiscal year.

[4]

Includes waiver and/or reimbursement attributable to both the GE LifeStyle Funds and the underlying GE Funds. In addition, GE Asset Management will waive a portion of its management fee for each affiliated Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.

[5]

The fee table reflects contractual arrangements with GE Asset Management and the GE Allocation Funds to limit “Other Expenses” on an annualized basis through January 29, 2009. The fee table also reflects contractual arrangements with GE Asset Management to limit “Other Expenses” for certain underlying GE Funds on an annualized basis through January 29, 2009. Under these agreements, GE Asset Management has agreed to assume certain other operating expenses in order to maintain the GE Allocation Funds’ and certain underlying GE Funds’ net fund operating expenses at or below predetermined levels. Expenses borne by GE Asset Management relating to the underlying GE Funds may be reimbursed by the underlying GE Funds up to three years from the date the expense was incurred. A reimbursement payment will not be made if it would cause an underlying GE Fund to exceed its expense limit.

2. The “Example” table under “The Impact of Fund Expenses” section located on page 11 of the Prospectus is deleted in its entirety and replaced with the following

Examples†	You would pay the following expenses on a $10,000 investment assuming redemption

	1 Year	3 Years	5 Years	10 Years
GE Conservative Allocation Fund	$84	$288	$510	$1,147
GE Moderate Allocation Fund	$89	$295	$517	$1,158
GE Aggressive Allocation Fund	$96	$304	$530	$1,179

3. The following definitions on “Equitized cash” is added to the section entitled “More on Strategies, Risks and Disclosure of Portfolio Holdings – Important Definitions” located on page 12 of the Prospectus:

“Equitized cash: A Fund that invests in equity securities may use futures or other instruments to gain general equity market exposure for holdings of cash and cash equivalents and/or money market instruments. The use of futures or other instruments would be subject to other applicable restrictions on the Fund’s investments.”

4. The definition of “Money market instruments” located on page 14 of the Prospectus is deleted in its entirety and replaced with the following:

“Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. Each Fund may invest in money market instruments either directly or indirectly through investments in the GE Funds – GE Money Market Fund (“GE Money Market Fund”).

Before using the GE Money Market Fund for this purpose, certain Funds may have invested a portion of their cash in the GEI Short-Term Investment Fund (Investment Fund), which is a privately offered pooled investment trust managed by GE Asset Management. Those Funds may continue to hold a small interest in that Investment Fund.”

5. The first, second and third paragraphs under “More on Strategies, Risks and Disclosure of Portfolio Holding – More on Investment Strategies” located on page 20 of the Prospectus is deleted in its entirety and replaced with the following:

“Cash and Temporary Defensive Positions

Although each GE Allocation Fund invests most of its assets in underlying GE Funds, under normal circumstances each GE Allocation Fund may also hold up to 10% of its assets in cash and cash equivalents and/or money market instruments. In addition, each underlying GE Fund may also hold a portion of its assets in cash and cash equivalents and/or money market instruments. Under normal circumstances, a Fund will hold cash and cash equivalents and/or money market instruments (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, (iv) to meet operating expenses, and (v) to promote stability in trading by reducing the frequency of relatively small transactions. An underlying Fund that invests in equity securities may equitize cash in order to gain general equity market exposure with respect to such holdings of cash and cash equivalents and/or money market instruments.

A Fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (x) without limit hold cash and cash equivalents and/or invest in money market instruments, or (y) restrict the securities markets in which a Fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s investment objective and strategies. In addition, a Fund may hold cash and cash equivalents and/or invest in money market instruments under circumstances where the liquidation of a Fund has been approved by the Trustees, and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate. Each Fund may invest in money market instruments either directly or indirectly through investment in the GE Money Market Fund. GE Asset Management will waive a portion of its management fee for each affiliated non-money market Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.

To the extent that a Fund holds cash and cash equivalents or investments in money market instruments, it may not achieve its investment objective.”

GE LIFESTYLE FUNDS

(GE Strategy Funds)

Supplement Dated March 14, 2008

To Prospectus Dated January 29, 2008

Effective on or about March 17, 2008, the GE LifeStyle Funds Prospectus (GE Strategy Funds) dated January 29, 2008 (the “Prospectus”) is amended as follows:

1. The section entitled “Fund Expenses - Annual Fund Operating Expenses” located on page 10 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees

No sales charge (load) is imposed on purchases of shares (or reinvested dividends), nor is a contingent deferred sales charge imposed upon redemption of shares. The Funds also do not impose a redemption fee or an exchange fee.

The following table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Annual fund operating expenses are paid from a Fund’s assets and are reflected in the Fund’s share price and dividends. The figures below show actual “Management Fees” and “Other Expenses” incurred by each Fund during the fiscal period ended September 30, 2007, and estimated “Acquired Fund Fees and Expenses.”

Annual Fund Operating Expenses

(as a percentage of average net assets)	GE Conservative Strategy Fund	GE Moderate Strategy Fund	GE Aggressive Strategy Fund
Management Fees[1]	0.20%	0.20%	0.20%

Distribution and Service (12b-1) Fees	None	None	None

Other Expenses[2]	0.06%	0.13%	0.11%

Acquired Fund Fees and Expenses[3]	0.82%	0.89%	0.95%

Total Annual Fund Operating Expenses	1.08%	1.22%	1.26%

Expenses Reimbursed or Waived by the Adviser[4]	0.07%	0.14%	0.12%

Net Annual Fund Operating Expenses[5]	1.01%	1.08%	1.14%

[1]

The nature of the services provided to, and the advisory and administration fees paid by, each Fund is further described under “How the Funds are Managed — About the Investment Adviser and Administrator.”

[2]

“Other Expenses” include costs beyond those borne by GE Asset Management pursuant to each Fund’s Investment Advisory and Administration Agreement. These other expenses, which are not included in the management fees, include: fees and expenses associated with the Funds’ independent trustees (including counsel fees), transfer agency fees, interest, taxes, and any extraordinary expenses.

[3]

The Acquired Fund Fees and Expenses figures for each GE Strategy Fund have been restated from the fiscal year ended September 30, 2007 to reflect current estimated fees and are based upon a 12-month average of the market values of the individual investments in the underlying GE Funds and upon the total operating expenses of those underlying GE Funds without taking into consideration the current contractual fee waivers or expense limitations for the underlying GE Funds. The total operating expenses of the underlying GE Funds include fees and expenses associated with their investments in investment companies, including ETFs and the GE Funds – GE Money Market Fund (the “GE Money Market Fund”), which serves as the cash sweep vehicle for each underlying GE Fund effective on or about March 17, 2008. The Acquired Fund Fees and Expenses also include fees and expenses associated with each GE Strategy Fund’s direct investments of its cash positions in the GE Money Market Fund as of March 17, 2008. The amounts shown in the table above have also been restated to reflect estimated fees anticipated to be incurred in connection with each Fund’s investment in the GE Money Market Fund and are based on each Fund’s average monthly cash positions during the most recent fiscal year.

[4]

Includes waiver and/or reimbursement attributable to both the GE LifeStyle Funds and the underlying GE Funds. In addition, GE Asset Management will waive a portion of its management fee for each affiliated Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.

[5]

The fee table reflects contractual arrangements with GE Asset Management and the GE Strategy Funds to limit “Other Expenses” on an annualized basis through January 29, 2009. The fee table also reflects contractual arrangements with GE Asset Management to limit “Other Expenses” for certain underlying GE Funds on an annualized basis through January 29, 2009. Under these agreements, GE Asset Management has agreed to assume certain other operating expenses in order to maintain the GE Strategy Funds’ and certain underlying GE Funds’ net fund operating expenses at or below predetermined levels. Expenses borne by GE Asset Management relating to the underlying GE Funds may be reimbursed by the underlying GE Funds up to three years from the date the expense was incurred. A reimbursement payment will not be made if it would cause an underlying GE Fund to exceed its expense limit.

2. The “Example” table under “The Impact of Fund Expenses” section located on page 11 of the Prospectus is deleted in its entirety and replaced with the following

Examples†	You would pay the following expenses on a $10,000 investment assuming redemption

	1 Year	3 Years	5 Years	10 Years
GE Conservative Strategy Fund	$103	$336	$587	$1,307
GE Moderate Strategy Fund	$110	$372	$655	$1,460
GE Aggressive Strategy Fund	$116	$387	$679	$1,510

3. The following definitions on “Equitized cash” is added to the section entitled “More on Strategies, Risks and Disclosure of Portfolio Holdings – Important Definitions” located on page 12 of the Prospectus:

“Equitized cash: A Fund that invests in equity securities may use futures or other instruments to gain general equity market exposure for holdings of cash and cash equivalents and/or money market instruments. The use of futures or other instruments would be subject to other applicable restrictions on the Fund’s investments.”

4. The definition of “Money market instruments” located on page 14 of the Prospectus is deleted in its entirety and replaced with the following:

“Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. Each Fund may invest in money market instruments either directly or indirectly through investments in the GE Funds – GE Money Market Fund (“GE Money Market Fund”).

Before using the GE Money Market Fund for this purpose, certain Funds may have invested a portion of their cash in the GEI Short-Term Investment Fund (Investment Fund), which is a privately offered pooled investment trust managed by GE Asset Management. Those Funds may continue to hold a small interest in that Investment Fund.”

5. The first, second and third paragraphs under “More on Strategies, Risks and Disclosure of Portfolio Holding – More on Investment Strategies” located on page 20 of the Prospectus is deleted in its entirety and replaced with the following:

“Cash and Temporary Defensive Positions

Although each GE Strategy Fund invests most of its assets in underlying GE Funds, under normal circumstances each GE Strategy Fund may also hold up to 10% of its assets in cash and cash equivalents and/or money market instruments. In addition, each underlying GE Fund may also hold a portion of its assets in cash and cash equivalents and/or money market instruments. Under normal circumstances, a Fund will hold cash and cash equivalents and/or money market instruments (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, (iv) to meet operating expenses, and (v) to promote stability in trading by reducing the frequency of relatively small transactions. An underlying Fund that invests in equity securities may equitize cash in order to gain general equity market exposure with respect to such holdings of cash and cash equivalents and/or money market instruments.

A Fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (x) without limit hold cash and cash equivalents and/or invest in money market instruments, or (y) restrict the securities markets in which a Fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s investment objective and strategies. In addition, a Fund may hold cash and cash equivalents and/or invest in money market instruments under circumstances where the liquidation of a Fund has been approved by the Trustees, and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate. Each Fund may invest in money market instruments either directly or indirectly through investment in the GE Money Market Fund. GE Asset Management will waive a portion of its management fee for each affiliated non-money market Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.

To the extent that a Fund holds cash and cash equivalents or investments in money market instruments, it may not achieve its investment objective.”

GE LifeStyle Funds

Supplement Dated March 14, 2008

to Statement of Additional Information dated January 29, 2008

Effective on or about March 17, 2008, the GE LifeStyle Funds Statement of Additional Information dated January 29, 2008 (the “SAI”) is amended as follows:

1. The third paragraph on page 1 of the SAI under “Principal Investment Strategies and Risks of the Funds and Portfolio Holdings” is deleted in its entirety and replaced with the following:

Each Fund may invest either directly in money market instruments or indirectly by purchasing shares of the GE Funds—GE Money Market Fund (“GE Money Market Fund”), which generally would be used to invest a Fund’s cash balance, as well as the cash balances of other non-money market investment companies managed be GEAM.

2. The paragraph under “Money Market Instruments – The Investment Fund” located on page 4 of the SAI is hereby deleted in its entirety.

3. The paragraph under “Money Market Instruments – GE Money Market Fund” located on page 6 of the SAI is deleted in its entirety and replaced with the following:

GE Money Market Fund – Each Fund may also invest in the GE Money Market Fund. The investment objective of the GE Money Market Fund is to seek a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The GE Money Market Fund invests primarily in short-term, U.S. dollar denominated money market instruments, and may include U.S. Government Securities, repurchase agreements, commercial paper, certificates of deposit, variable rate securities, asset-backed securities, foreign debt securities, Eurodollar deposits and domestic and foreign bank deposits. In order to ensure that the Funds do not incur duplicative advisory fees on the cash balances invested in the GE Money Market Fund, GEAM will waive a portion of its management fee for each Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.

Before using the GE Money Market Fund for this purpose, certain Funds may have invested a portion of their cash in the GEI Short-Term Investment Fund (Investment Fund), which is a privately offered pooled investment trust managed by GE Asset Management. Those Funds may continue to hold a small interest in that Investment Fund.

4. The paragraph on page 35 of the SAI under “Supplemental Investment Strategies and Techniques of the Underlying GE Funds – Additional Detail Concerning Strategies, Techniques and Risks of the Underlying GE Funds – Securities of Other Investment Companies” is deleted in its entirety and replaced with the following:

Securities of Other Investment Companies. Each Underlying GE Fund, other than the GE Money Market Fund, may invest in other investment companies that invest principally in securities in which the Underlying GE Fund is authorized to invest, and as permitted by the 1940 Act and the rules thereunder. To the extent an Underlying GE Fund invests in other investment companies, the Underlying GE Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees; provided however, GEAM will reimburse each underlying GE Fund for the management fees each Underlying GE Fund pays on the cash balances invested in the GE Money Market Fund, if any.

5. The first paragraph under “Investment Restrictions of the Funds – Fundamental Policies and Limitations – Notes to Policies and Limitations” located on page 44 is deleted in its entirety.